Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Financial information of associates	The following table summarizes, in aggregate, the financial information of these joint ventures and associates:

As at or for the years ended December 31,	2021	2020
Carrying amount of interests in joint ventures and associates	$1,652	$1,579
Our share of:
Net income (loss)	122	51
Other comprehensive income (loss)	(14)	(9)
Total comprehensive income (loss)	$108	$42

Financial information of joint ventures	The following table summarizes, in aggregate, the financial information of these joint ventures and associates:

As at or for the years ended December 31,	2021	2020
Carrying amount of interests in joint ventures and associates	$1,652	$1,579
Our share of:
Net income (loss)	122	51
Other comprehensive income (loss)	(14)	(9)
Total comprehensive income (loss)	$108	$42

Information on interests in unconsolidated structured entities
Information on our interests in unconsolidated structured entities is as follows:

As at December 31,			2021		2020
Type of structured entity	Type of investment held	Consolidated Statements of Financial Position line item	Carrying amount	Maximum exposure to loss(1)	Carrying amount	Maximum exposure to loss(1)
Securitization entities - third- party managed	Debt securities	Debt securities	$9,057	$9,057	$8,805	$8,805
Securitization entities - third- party managed	Short-term securities	Cash, cash equivalents and short-term securities	$1,084	$1,084	$1,115	$1,115
Investment funds - third-party managed	Investment fund units	Equity securities	$7,411	$7,411	$5,102	$5,102
Investment funds - company managed(2)	Investment fund units and Limited partnership units	Equity securities and Other invested assets	$2,978	$2,978	$2,299	$2,299
Limited partnerships - third- party managed	Limited partnership units	Other invested assets	$2,391	$2,391	$1,842	$1,842

(1)    The maximum exposure to loss is the maximum loss that we could record through comprehensive income as a result of our involvement with these entities.
(2) Includes investments in funds managed by our joint ventures with a carrying amount of $156 ($155 in 2020).